Restructuring- Schedule of Company's Cost Optimization Charge (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 28, 2015	Mar. 01, 2014	Mar. 02, 2013
Restructuring Cost and Reserve [Line Items]
Optimization charges incurred	$ 322	$ 512	$ 220
Cost of sales [Member]
Restructuring Cost and Reserve [Line Items]
Optimization charges incurred	23	103	96
Research and Development [Member]
Restructuring Cost and Reserve [Line Items]
Optimization charges incurred	70	76	27
Selling, marketing and administration [Member]
Restructuring Cost and Reserve [Line Items]
Optimization charges incurred	229	333	97
Cost Optimization and Resource Efficiency Program [Member]
Restructuring Cost and Reserve [Line Items]
Optimization charges incurred	$ 199	$ 348